Plan Description	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
General
The following description of the SCI 401(k) Retirement Savings Plan (the "Plan") is provided for general information purposes only. Participants should refer to the Summary Plan Description or the "Plan Document" for a more complete description of the Plan's provisions.
The Plan was established July 1, 2000 as a defined contribution plan for the exclusive benefit of Service Corporation International's (SCI or the Company) United States non-union employees, and has since been amended on an as-needed basis through the date of this report. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). The Plan's assets are held by Charles Schwab Trust Bank (referred to as the "Plan Trustee") and participant accounts are maintained by Schwab Retirement Plan Services, Inc. SCI serves as Plan Sponsor (referred to as the "Plan Administrator").
Contributions
Eligible employees can participate in the Plan after completing two months of service and attaining age 18. Employees covered by a collective bargaining agreement in which retirement benefits are provided are not eligible to participate in the Plan. The election to contribute to the Plan is voluntary. Employees are initially enrolled in the Plan, after meeting eligibility criteria, contributing 4% of pretax annual compensation, unless participation is specifically rejected by such employees. Participants may contribute up to a maximum of 50% of pretax annual compensation. Effective July 1, 2014, the Plan was amended to allow Roth contributions. Each individual's participant contributions were limited to $23,500 in 2025. Additional catch-up contributions up to $7,500 were allowed for employees aged 50-59 and 64 and over. Catch-up contributions up to $11,250 were allowed for employees aged 60-63.
The Company contributes a matching amount up to 6% of the participant's pretax annual compensation. The percentage of the match is based on years of vesting service with the Company and ranges from 75% to 125% of the employee's eligible contribution as described in the table below. Additional amounts may be contributed at the Company's discretion. There were no discretionary Company contributions for the year ended December 31, 2025.

Participant's Completed Years of Service	Matching Percentage
0 — 5 years	75%
6 — 10 years	100%
11 or more years	125%
Participant Accounts
Participant account balances are valued based upon the number of units or shares of each investment fund owned by the participants. Each participant's account is credited with the participant's contributions, the Company's contributions, and a pro rata share of the earnings of each fund in which the participant has invested. Forfeited balances of terminated participants' non-vested accounts are used to reduce administrative expenses and future Company contributions. For the year ended December 31, 2025, forfeited balances applied to reduce employer contribution and plan expenses amounted to $2,830,796 and $140,604, respectively. At December 31, 2025, there were forfeitures in the amount of $3,193,608 available to offset future employer contributions and/or administrative expenses.
Vesting
Participants are fully vested in their deferred salary, rollover contributions, and related earnings. Participants are not vested in Company contributions and related earnings until they complete three years of service with the Company, thus becoming 100% vested.
Participant Loans
Participants may borrow from their accounts up to 50% of their vested account balance up to a maximum of $50,000. The minimum amount that may be borrowed is $1,000. Loans are to be repaid within five years, or longer if the loan is used to purchase a primary residence. The loans are secured by the balance in the participant's account and bear interest fixed at 1%
above the prime rate at the date of inception. Interest rates for loans range between 4.25% and 9.50% as of December 31, 2025. A participant may have no more than one loan outstanding at any one time. Interest income on participant loans is recorded when earned. If a participant ceases to make loan payments, the Plan Administrator will deem the participant loan to be a distribution in accordance with applicable legal requirements and the participant account balance will be reduced at the earliest permitted date as outlined in the Plan Document.
Receivables for Securities Sold
The Plan records investment transactions on a trade date basis. Transactions may take up to seven days to settle, therefore pending purchases and sales are recorded as a receivable or payable as of period end.
Participant Distributions
The Plan provides for several different types of participant withdrawals. Participants who have reached age 59 1/2 may make in-service withdrawals. Participants may request withdrawals before age 59 1/2 if they qualify for certain hardship withdrawals. Upon termination of service with the Company or death, the participant or beneficiary may receive a lump-sum amount equal to the vested amount in the participant's account or a partial distribution of such amount. A participant that terminates employment whose account balance is less than $7,000 will receive a distribution of their vested aggregate account balance without the consent of the participant. If the distribution is less than $1,000 the distribution will be made in the form of lump-sum cash. If the distribution is greater than $1,000, but less than $7,000 the Plan Administrator will pay the distribution in an automatic direct rollover to an individual retirement account.
Plan Termination
The Company expects the Plan to continue indefinitely, however, it reserves the right to terminate or amend the Plan to eliminate future benefits. If the Plan is terminated, participants will become 100% vested and account balances will be distributed by a lump-sum payment.